Risk And Uncertainties (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unusual Risk or Uncertainty [Line Items]
Total Assets	$ 3,922.1				$ 3,536.7				$ 3,922.1	$ 3,536.7	$ 3,673.9
Total Net Sales	470.7	455.4	404.0	378.1	369.5	363.4	347.3	335.7	1,708.1	1,415.9	1,223.4
Umeco [Member]
Unusual Risk or Uncertainty [Line Items]
Total Assets	560.6								560.6
Goodwill and Intangible assets	363.7								363.7
Total Net Sales									150.0
Aerospace Materials [Member]
Unusual Risk or Uncertainty [Line Items]
Total Assets	1,016.6				872.5				1,016.6	872.5	750.9
Industrial Materials [Member]
Unusual Risk or Uncertainty [Line Items]
Total Assets	$ 520.5				$ 46.0				$ 520.5	$ 46.0	$ 39.7
Net Sales [Member] | Boeing [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage of net sales									19.00%	18.00%	18.00%
Net Sales [Member] | Aerospace Materials [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage of net sales									18.00%	17.00%	17.00%
Net Sales [Member] | Industrial Materials [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage of net sales									1.00%	1.00%	1.00%